LEASES	6 Months Ended
Jun. 30, 2023
LEASES
LEASES

14. LEASES

The Group has operating leases for classrooms, dormitories, and corporate offices.

The components of lease expense were as follows:

	Six Months ended June 30,
	2022	2023
	$	$
	Unaudited	Unaudited
Operating lease expense	2,470	1,171

Supplemental cash flow information related to leases was as follows:

	Six Months ended June 30,
	2022	2023
	$	$
	Unaudited	Unaudited
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,829	809

Supplemental balance sheet information related to leases was as follows:

	Six Months ended June 30,
	2022	2023
	Unaudited	Unaudited
Weighted-average Remaining Lease Term
Operating leases	6.70 Years	2.67 Years
Weighted-average Discount Rate
Operating leases	4.26%	4.25%

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of June 30, 2022 and 2023, respectively.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of June 30, 2022 and 2023, respectively.

As of June 30, 2023, maturities of lease liabilities were as follows:

Amount
$
Unaudited
For the six months ending December 31, 2023 (remaining)	2,449
For the year ending December 31,
2024	2,548
2025	2,294
2026	441
2027	8
Total lease payments	7,740
Less: interest	(389)
Total	7,351
Less: current portion	(2,451)
Non-current portion	4,900

As of June 30, 2023, the Group had no material operating or finance leases that had not yet commenced.